Description of business and organization	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Description of business and organization

1	Description of business and organization

Bonso Electronics International Inc. and its subsidiaries (collectively, the “Company” or “Group”) are engaged in the designing, manufacturing and selling of a comprehensive line of electronic scales and weighing instruments, pet electronic products and other products. Further, the Group also rents or leases both factory facilities and equipment not being currently used to third parties.

Particulars of principal subsidiaries as of March 31, 2021 and 2022 are as follows:

Name of company	Place of incorporation and kind of legal entity	Particulars of issued capital/ registered capital	Percentage of capital held by the Company		Principal activities
			2021	2022
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	HK$5,000,000 (US$641,026)	100%	100%	Investment holding, providing management and administrative support to the Group companies
Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	HK$3,000,000 (US$384,615)	100%	100%	Investment holding and property investment
Bonso Electronics (Shenzhen) Company, Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Investment holding and property rental
Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	HK$1,000,000 (US$128,205)	100%	100%	Investment holding and trading of scales and pet electronic products
Bonso Advanced Technology (Xinxing) Company, Limited (“BATXXCL”)	PRC, limited liability company	US$10,000,000	100%	100%	Production of scales and pet electronic products and property rental
Bonso Technology (Shenzhen) Company, Limited (“BTL”)	PRC, limited liability company	HK$200,000	100%	100%	Product development
Modus Pets Inc. (“MPI”)	Neveda, USA	US$75,000	100%	100%	Trading of scales and pet electronic products
*	Shares directly held by the Company

COVID-19 Considerations

For the month after the outbreak of COVID-19, domestic business activities in China were disrupted by a series of emergency quarantine measures taken by the government. In February 2020, the Company’s plant and offices in People’s Republic of China (“PRC”) were temporarily suspended for two weeks according to the instruction of the local government, related to COVID-19. Emergency quarantine measures and travel restrictions caused business disruptions across China. The evolution of quarantine measures and travel restrictions resulted in negative consequences for our business operations including, but not limited to, the temporary closure of the Company’s factory and operations beginning in early February, limited support from the Company’s employees, delayed access to raw material supplies and inability to deliver products to customers on a timely basis.

The travel restrictions imposed as a result of the COVID-19 pandemic had a material negative impact on the Company’s operations. The Company is not able to send its sales and marketing teams to visit our overseas customers and potential customers. And the Company’s promotion events like trade exhibitions are limited due to travel restrictions in China. Under normal circumstances, the Company’s management regularly travels from Hong Kong to the Shenzhen office and Xinxing factory. Our staff are required to be quarantined in designated hotels for 14 to 21 days when they travel from Hong Kong to the PRC cities. (Effective from June 29, 2022, the length of the quarantine was reduced to seven days and three days home health monitoring.) The inability to travel regularly has affected the Company’s operations.

The extent to which COVID-19 negatively impacts our business results is highly uncertain and cannot be accurately predicted. The magnitude of this negative effect on the continuity of our business operation and supply chains in China remains uncertain. These uncertainties impede our ability to conduct our daily operations and could materially and adversely affect our business, financial condition and results of operations. The Company did not record any asset impairments, inventory charges or bad debt provision related to COVID-19 during the year ended March 31, 2022 (2021: $nil 0). The Company continue to evaluate the nature and extent of the impact of the COVID-19 outbreak on our financial condition, results of operations and cash flows.